Other Non-Operating Expense, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)

($ in millions)	Notes	For the year ended December 31,
		2023	2022	2021
Loss on extinguishment of debt	15	5	13	92
Loss on blue-chip swap		5	—	—
DDI / Benson Matter provision	19	—	270	—
Gain on sale of business	3	—	(278)	—
Other expense, net		2	2	6
Total other non-operating expense, net		12	7	98